Supplement to the
Fidelity® Mid Cap Value Fund and Fidelity® Stock Selector Large Cap Value Fund
Class A, Class T, Class B, Class C and Class I
March 31, 2016
STATEMENT OF ADDITIONAL INFORMATION

The following information replaces similar information for Fidelity® Mid Cap Value Fund found in the "Trustees and Officers" section under the heading "Independent Trustees".

Independent Trustees
DOLLAR RANGE OF FUND SHARES	Dennis J.Dirks	Alan J.Lacy	Ned C.Lautenbach	JosephMauriello
Fidelity® Stock Selector Large Cap Value Fund	none	none	none	none
Fidelity® Mid Cap Value Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES	Robert W.Selander	Cornelia M.Small	William S.Stavropoulos	David M.Thomas
Fidelity® Stock Selector Large Cap Value Fund	none	none	none	none
Fidelity® Mid Cap Value Fund	none	none	none	$10,001 - $50,000
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000

ACOM1B-16-03 1.848945.119	May 31, 2016

Supplement to the
Fidelity® Mid Cap Value Fund and Fidelity® Stock Selector Large Cap Value Fund
March 31, 2016
STATEMENT OF ADDITIONAL INFORMATION

The following information replaces similar information for Fidelity® Mid Cap Value Fund found in the "Trustees and Officers" section under the heading "Independent Trustees".

Independent Trustees
DOLLAR RANGE OF FUND SHARES	Dennis J.Dirks	Alan J.Lacy	Ned C.Lautenbach	JosephMauriello
Fidelity® Stock Selector Large Cap Value Fund	none	none	none	none
Fidelity® Mid Cap Value Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES	Robert W.Selander	Cornelia M.Small	William S.Stavropoulos	David M.Thomas
Fidelity® Stock Selector Large Cap Value Fund	none	none	none	none
Fidelity® Mid Cap Value Fund	none	none	none	$10,001 - $50,000
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000

LMCB-16-02 1.774031.125	May 31, 2016